Victory Fund for Income Shareholder Fees - MCI [Member] - Victory Fund for Income - Member Class	Jun. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%